Income Taxes (Policies)	12 Months Ended
Dec. 31, 2019
Income Tax Policy
Income Taxes and Investment and Production Tax Credits

The Registrants use the liability method of accounting for income taxes.  Under the liability method, deferred income taxes are provided for all temporary differences between the book and tax basis of assets and liabilities which will result in a future tax consequence. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to be recovered or settled.

When the flow-through method of accounting for temporary differences is required by a regulator to be reflected in regulated revenues (that is, when deferred taxes are not included in the cost of service for determining regulated rates for electricity), deferred income taxes are recorded and related regulatory assets and liabilities are established to match the regulated revenues and tax expense.

AEP and subsidiaries apply the deferral methodology for the recognition of ITCs. Deferred ITCs are amortized to income tax expense over the life of the asset that generated the credit. Amortization of deferred ITCs begins when the asset is placed into service, except where regulatory commissions reflect ITCs in the rate-making process, then amortization begins when the cash tax benefit is recognized. Alternatively, PTCs reduce income tax expense as they are earned. PTCs are earned when electricity is produced.

The Registrants account for uncertain tax positions in accordance with the accounting guidance for “Income Taxes.”  The Registrants classify interest expense or income related to uncertain tax positions as interest expense or income as appropriate and classify penalties as Other Operation expense.

AEP System Tax Allocation Agreement

AEP and subsidiaries join in the filing of a consolidated federal income tax return.  The allocation of the AEP System’s current consolidated federal income tax to the AEP System companies allocates the benefit of current tax losses (“Parent Company Loss Benefit”) to the AEP System companies giving rise to such losses in determining their current tax expense.  The consolidated net operating loss of the AEP System is allocated to each company in the consolidated group with taxable losses. The tax benefit of the Parent is allocated to its subsidiaries with taxable income.  With the exception of the allocation of the consolidated AEP System net operating loss, the loss of the Parent and tax credits, the method of allocation reflects a separate return result for each company in the consolidated group.